Description of business and significant accounting policies and practices	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of business and significant accounting policies and practices
Description of business and significant accounting policies and practices

Business
At Texas Instruments (TI), we design and make semiconductors that we sell to electronics designers and manufacturers all over the world. We have two reportable segments, which are established along major categories of products as follows:

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Analog – consists of the following major product lines: High Volume Analog & Logic (HVAL), Power Management (Power), High Performance Analog (HPA) and Silicon Valley Analog (SVA). SVA consists primarily of products that we acquired through our purchase of National Semiconductor Corporation (National) in 2011.

•	Embedded Processing – consists of the following major product lines: Processors, Microcontrollers and Connectivity.

We report the results of our remaining business activities in Other. As a result of our decision to exit certain product lines, Other also includes our baseband products and our OMAP™ applications processors and connectivity products sold into smartphones and consumer tablets. These products, which we refer to as “legacy wireless products,” were part of our former Wireless segment. The Wireless segment was eliminated effective January 1, 2013. To conform to this revised reporting structure, we filed a Form 8-K on May 3, 2013, to recast prior period segment information presented in our Form 10-K for the year ended December 31, 2012. See Note 16 for additional information on our business segments.

Basis of presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP). The basis of these financial statements is comparable for all periods presented herein.

The consolidated financial statements include the accounts of all subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. All dollar amounts in the financial statements and tables in these notes, except per-share amounts, are stated in millions of U.S. dollars unless otherwise indicated. We have reclassified certain amounts in the prior periods’ financial statements to conform to the 2013 presentation. The preparation of financial statements requires the use of estimates from which final results may vary.

In September 2011, we completed the acquisition of National. We accounted for this transaction under Accounting Standards Codification (ASC) 805 – Business Combinations, and the consolidated financial statements include the results of operations of National from the date of acquisition. See Note 2 for more information.

Revenue recognition
We recognize revenue from direct sales of our products to our customers, including shipping fees, when title and risk of loss pass to the customer, which usually occurs upon shipment or delivery, depending upon the terms of the sales order; when persuasive evidence of an arrangement exists; when sales amounts are fixed or determinable; and when collectability is reasonably assured. Revenue from sales of our products that are subject to inventory consignment agreements is recognized consistent with the principles discussed above, but delivery occurs when the customer pulls product from consignment inventory that we store at designated locations. Estimates of product returns for quality reasons and of price allowances, which are based on historical experience, product shipment analysis and customer contractual arrangements, are recorded when revenue is recognized. Allowances include volume-based incentives and special pricing arrangements. In addition, we record allowances for accounts receivable that we estimate may not be collected.

We recognize revenue from direct sales of our products to our distributors, net of allowances, consistent with the principles discussed above. Title transfers to the distributors at delivery or when the products are pulled from consignment inventory, and payment is due on our standard commercial terms; payment terms are not contingent upon resale of the products. We calculate credit allowances based on historical data, current economic conditions and contractual terms. For instance, we sell to distributors at standard published prices, but we may grant them price adjustment credits in response to individual competitive opportunities they may have. To estimate allowances, we use statistical percentages of revenue, determined quarterly, based upon recent historical adjustment trends. We also provide allowances for certain growth-based incentives.

We provide distributors an allowance to scrap certain slow-selling or obsolete products in their inventory, estimated as a negotiated fixed percentage of each distributor’s purchases from us. In addition, if we publish a new price for a product that is lower than that paid by distributors for the same product still remaining in each distributor’s on-hand inventory, we may credit them for the difference between those prices. The allowance for this type of credit is based on the identified product price difference applied to our estimate of each distributor’s on-hand inventory of that product. We believe we can reasonably and reliably estimate allowances for credits to distributors in a timely manner.

We determine the amount and timing of royalty revenue based on our contractual agreements with intellectual property licensees. We recognize royalty revenue when earned under the terms of the agreements and when we consider realization of payment to be probable. Where royalties are based on a percentage of licensee sales of royalty-bearing products, we recognize royalty revenue by applying this percentage to our estimate of applicable licensee sales. We base this estimate on historical experience and an analysis of each licensee’s sales results. Where royalties are based on fixed payment amounts, we recognize royalty revenue ratably over the term of the royalty agreement. Where warranted, revenue from licensees may be recognized on a cash basis.

We include shipping and handling costs in COR.

Advertising costs
We expense advertising and other promotional costs as incurred. This expense was $46 million in 2013, $46 million in 2012 and $43 million in 2011.

Restructuring charges
Restructuring charges may consist of voluntary or involuntary severance-related charges, asset-related charges and other costs due to exit activities. We recognize voluntary termination benefits when the employee accepts the offered benefit arrangement. We recognize involuntary severance-related charges depending on whether the termination benefits are provided under an ongoing benefit arrangement or under a one-time benefit arrangement. If the former, we recognize the charges once they are probable and the amounts are estimable. If the latter, we recognize the charges once the benefits have been communicated to employees.

Restructuring activities associated with assets are recorded as an adjustment to the basis of the asset, not as a liability. When we commit to a plan to abandon a long-lived asset before the end of its previously estimated useful life, we accelerate the recognition of depreciation to reflect the use of the asset over its shortened useful life. When an asset is held to be sold, we write down the carrying value to its net realizable value and cease depreciation. Restructuring actions may be viewed as an impairment indicator requiring testing of the recoverability of intangible assets, including goodwill.

Income taxes
We account for income taxes using an asset and liability approach. We record the amount of taxes payable or refundable for the current year and the deferred tax assets and liabilities for future tax consequences of events that have been recognized in the financial statements or tax returns. We record a valuation allowance when it is more likely than not that some or all of the deferred tax assets will not be realized.

Other assessed taxes
Some transactions require us to collect taxes such as sales, value-added and excise taxes from our customers. These transactions are presented in our statements of income on a net (excluded from revenue) basis.

Earnings per share (EPS)
Unvested share-based payment awards that contain non-forfeitable rights to receive dividends or dividend equivalents, such as our restricted stock units (RSUs), are considered to be participating securities and the two-class method is used for purposes of calculating EPS. Under the two-class method, a portion of net income is allocated to these participating securities and, therefore, is excluded from the calculation of EPS allocated to common stock, as shown in the table below.

Computation and reconciliation of earnings per common share are as follows (shares in millions):

	2013			2012			2011
	Net Income	Shares	EPS	Net Income	Shares	EPS	Net Income	Shares	EPS
Basic EPS:
Net income	$2,162			$1,759			$2,236
Income allocated to RSUs	(37)			(31)			(35)
Income allocated to common stock for basic EPS calculation	$2,125	1,098	$1.94	$1,728	1,132	$1.53	$2,201	1,151	$1.91

Adjustment for dilutive shares:
Stock-based compensation plans		15			14			20

Diluted EPS:
Net income	$2,162			$1,759			$2,236
Income allocated to RSUs	(36)			(31)			(34)
Income allocated to common stock for diluted EPS calculation	$2,126	1,113	$1.91	$1,728	1,146	$1.51	$2,202	1,171	$1.88

There were no potentially dilutive securities to exclude from the computation of diluted earnings per common share during 2013. Potentially dilutive securities representing 52 million and 24 million shares of common stock that were outstanding during 2012 and 2011, respectively, were excluded from the computation of diluted earnings per common share for these periods because their effect would have been anti-dilutive.

Investments
We present investments on our balance sheets as cash equivalents, short-term investments or long-term investments. Specific details are as follows:

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Cash equivalents and short-term investments: We consider investments in debt securities with maturities of 90 days or less from the date of our investment to be cash equivalents. We consider investments in debt securities with maturities beyond 90 days from the date of our investment as being available for use in current operations and include them in short-term investments. The primary objectives of our cash equivalent and short-term investment activities are to preserve capital and maintain liquidity while generating appropriate returns.

•	Long-term investments: Long-term investments consist of mutual funds, venture capital funds and non-marketable equity securities.

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Classification of investments: Depending on our reasons for holding the investment and our ownership percentage, we classify investments in securities as available for sale, trading, or equity- or cost-method investments, which are more fully described in Note 9. We determine cost or amortized cost, as appropriate, on a specific identification basis.

Inventories
Inventories are stated at the lower of cost or estimated net realizable value. Cost is generally computed on a currently adjusted standard cost basis, which approximates cost on a first-in first-out basis. Standard cost is based on the normal utilization of installed factory capacity. Cost associated with underutilization of capacity is expensed as incurred. Inventory held at consignment locations is included in our finished goods inventory. Consigned inventory was $202 million and $169 million as of December 31, 2013 and 2012, respectively.

We review inventory quarterly for salability and obsolescence. A specific allowance is provided for inventory considered unlikely to be sold. Remaining inventory includes a salability and obsolescence allowance based on an analysis of historical disposal activity. We write off inventory in the period in which disposal occurs.

Property, plant and equipment; acquisition-related intangibles and other capitalized costs
Property, plant and equipment are stated at cost and depreciated over their estimated useful lives using the straight-line method. Our cost basis includes certain assets acquired in business combinations that were initially recorded at fair value as of the date of acquisition. Leasehold improvements are amortized using the straight-line method over the shorter of the remaining lease term or the estimated useful lives of the improvements. We amortize acquisition-related intangibles on a straight-line basis over the estimated economic life of the assets. Capitalized software licenses generally are amortized on a straight-line basis over the term of the license. Fully depreciated or amortized assets are written off against accumulated depreciation or amortization.

Impairments of long-lived assets
We regularly review whether facts or circumstances exist that indicate the carrying values of property, plant and equipment or other long-lived assets, including intangible assets, are impaired. We assess the recoverability of assets by comparing the projected undiscounted net cash flows associated with those assets to their respective carrying amounts. Any impairment charge is based on the excess of the carrying amount over the fair value of those assets. Fair value is determined by available market valuations, if applicable, or by discounted cash flows.

Goodwill and indefinite-lived intangibles
Goodwill is not amortized but is reviewed for impairment annually or more frequently if certain impairment indicators arise. We perform our annual goodwill impairment test as of October 1 for our reporting units, which compares the fair value for each reporting unit to its associated carrying value including goodwill. See Note 10 for additional information.

Foreign currency
The functional currency for our non-U.S. subsidiaries is the U.S. dollar. Accounts recorded in currencies other than the U.S. dollar are remeasured into the functional currency. Current assets (except inventories), deferred income taxes, other assets, current liabilities and long-term liabilities are remeasured at exchange rates in effect at the end of each reporting period. Property, plant and equipment with associated depreciation and inventories are valued at historic exchange rates. Revenue and expense accounts other than depreciation for each month are remeasured at the appropriate daily rate of exchange. Currency exchange gains and losses from remeasurement are credited or charged to OI&E.

Derivatives and hedging
In connection with the issuance of variable-rate long-term debt in May 2011, we entered into an interest rate swap designated as a hedge of the variability of cash flows related to interest payments. Gains and losses from changes in the fair value of the interest rate swap were credited or charged to Accumulated other comprehensive income (loss), net of taxes (AOCI). We repaid this long-term debt in the second quarter of 2013, and this interest rate swap was settled for no gain or loss. In association with the issuance of long-term debt, we use financial derivatives such as treasury rate lock agreements that are recognized in AOCI and amortized over the life of the related debt. The results of these derivative transactions have not been material.

We also use derivative financial instruments to manage exposure to foreign exchange risk. These instruments are primarily forward foreign currency exchange contracts, which are used as economic hedges to reduce the earnings impact that exchange rate fluctuations may have on our non-U.S. dollar net balance sheet exposures. Gains and losses from changes in the fair value of these forward foreign currency exchange contracts are credited or charged to OI&E. We do not apply hedge accounting to our foreign currency derivative instruments.

We do not use derivatives for speculative or trading purposes.

Changes in accounting standards
In January 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This standard clarifies that a previously-issued standard on disclosure requirements relating to offsetting (or netting) financial instruments applies only to derivatives, repurchase agreements and certain securities lending transactions. This standard was effective as of the first quarter of 2013 and did not have a material impact on our financial disclosures as the derivatives to which it applies are not significant.

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This standard requires an entity to disclose information about amounts reclassified out of AOCI. This standard was effective as of the first quarter of 2013. See Note 15 for the required disclosure.